Note 12 - Sale of Subsidiary	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
11.	SALE OF SUBSIDIARY

During the
year ended
January 31, 2017,
the Company completed a sale of its
100%
interest in Dorato Peru S.A.C. (“Dorato”) for
$38,668
(US
$30,000
). The Company paid Peruvian tax of
$11,570.
The Company anticipates this amount will be refunded, accordingly the amount is included in accounts receivable as at DJanuary
31,
2018.
As a result of the sale, the Company recognized a gain on sale of subsidiary of
$277,276
comprised of the following:

i)	$15,916 relating to a foreign exchange gain on accounts payable held in US dollars.
ii)	gain on sale of subsidiary $261,360, arising from the derecognition of net liabilities associated with Dorato of $222,692, plus proceeds of $38,668.

As the cash flows related to the operations of Dorato Peru S.A.C. are clearly distinguished, both operationally, geographically and for financial reporting purposes from the rest of the entity, the financial performance within Dorato for the comparative periods has been reclassified and presented separately as discontinued operations in the consolidated statements of comprehensive loss and cash flows.

The reported net income (loss) from discontinued operations is comprised of the following:

For the year ended January 31	201 8	2017	2016

Exploration and evaluation costs	$-	$-	$(12,263)
Foreign exchange gain (loss)	-	15,916	133,041
Gain on sale of subsidiary	-	261,360	-

Net income for the year from discontinued operations	$-	$277,276	$120,778

There were
no
income tax effects related to discontinued operations for any of the years ended
January 31, 2018,
2017
or
2016.

The reported cash flows from discontinued operations are as follows:

For the year ended January 31	201 8	2017	2016

Net income (loss) for the year from discontinued operations, net of tax	$-	$277,276	$120,778
Foreign exchange gain (loss)	-	(15,916)	(133,041)
Gain on sale of subsidiary	-	(261,360)	-
Accounts payable and accrued liabilities	-	-	50,870

Operating cash flows from discontinued operations	$-	$-	$38,607